Financial Instruments and Risk Management (Schedule of Groups and Measurement Bases of Financial Assets and Financial Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	$ 291	$ 327	$ 420	$ 417
Short-term investments and deposits	205	115
Other receivables	369	258
Other non-current asset	329	261
Short term debt	(876)	(384)
Trade payables	(1,157)	(1,002)
Other current liabilities	(1,040)	(879)
Long term debt and debentures	(1,880)	(1,909)
Other non- current liabilities	(36)	(55)
Financial assets measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	22	12
Foreign currency and interest derivative instruments designated as cash flow hedge	21	4
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	53	3
Other non-current asset	0	0
Total financial assets	96	19
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	96	19
Assets measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	291	327
Short-term investments and deposits	205	115
Trade receivables	1,365	1,260
Other receivables	49	33
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	19	20
Total financial assets	1,929	1,755
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	0	0
Total financial liabilities	0	0
Total financial instruments, net	1,929	1,755
Financial liabilities measured at fair value through the statement of income [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	0	0
Trade payables	0	0
Other current liabilities	0	0
Foreign currency derivative designated as economic hedge Current Liabilities	(1)	(11)
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	(3)	(3)
Long term debt and debentures	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	(4)
Other non- current liabilities	0	0
Total financial liabilities	(4)	(18)
Total financial instruments, net	(4)	(18)
Liabilities measured at amortized cost [Member]
Disclosure of financial instruments [Line Items]
Cash and cash equivalents	0	0
Short-term investments and deposits	0	0
Trade receivables	0	0
Other receivables	0	0
Foreign currency derivative designated as economic hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Non-current assets	0	0
Other non-current asset	0	0
Total financial assets	0	0
Short term debt	(876)	(384)
Trade payables	(1,157)	(1,002)
Other current liabilities	(161)	(156)
Foreign currency derivative designated as economic hedge Current Liabilities	0	0
Foreign currency and interest derivative instruments designated as cash flow hedge Current liabilities	0	0
Long term debt and debentures	(1,880)	(1,909)
Foreign currency and interest derivative instruments designated as cash flow hedge Non Current Liabilities	0	0
Other non- current liabilities	(33)
Total financial liabilities	(4,107)	(3,492)
Total financial instruments, net	$ (4,107)	$ (3,492)